Derivative liability Activity (Tables)	12 Months Ended
Dec. 31, 2012
Derivative liability Activity
Derivative liability Activity

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2010	99,603
Derivative loss due to new issuances	201,306
Derivative due to mark to market adjustment	(252,180)
Balance at December 31, 2011	48,729
Derivative due to mark to market adjustment	(22,102)
Balance at December 31, 2012	$26,627